Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL SELECT FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM EMERGING MARKETS DISCOVERY FUND

(formerly, JOHCM Emerging Markets Small Mid Cap Equity Fund)

JOHCM INTERNATIONAL OPPORTUNITIES FUND

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

REGNAN SUSTAINABLE WATER AND WASTE FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

(collectively, the “Funds”)

Supplement dated October 30, 2023

to the Statutory Prospectus for Institutional, Advisor, Investor and Class Z Shares

and Statement of Additional Information of JOHCM Funds Trust,

each dated January 27, 2023 (as supplemented thereafter) and to the Statutory Prospectus for Institutional, Advisor, Investor and Class Z Shares

and Statement of Additional Information of JOHCM Funds Trust,

each dated February 28, 2023 (as supplemented thereafter)

Effective October 30, 2023, JOHCM Funds Distributors, LLC, the Funds’ distributor, has changed its name to Perpetual Americas Funds Distributors, LLC.

All references to JOHCM Funds Distributors, LLC in the Statutory Prospectuses and Statements of Additional Information are hereby replaced with “Perpetual Americas Funds Distributors, LLC.”

This Supplement should be retained for future reference.